INVESTMENTS IN COMPANIES AND ASSOCIATES (Schedule of Equity Method Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Accumulated net income (loss)	$ (2,765)	$ (1,677)	$ (323)
Two Penn Center Plaza [Member]
Schedule of Equity Method Investments [Line Items]
Invested in equity	4,025	4,025
Distributions	(1,087)	(672)
Accumulated net income (loss)	486	(84)
Total investment	3,424	3,269
300 South Riverside Plaza [Member]
Schedule of Equity Method Investments [Line Items]
Invested in equity	13,142	13,142
Accumulated net income (loss)	(6,189)	(2,855)
Total investment	$ 6,953	$ 10,287